Document and Entity Information	12 Months Ended
Aug. 25, 2023
Cover [Abstract]
Document Type	DEF 14A
Amendment Flag	false
Entity Registrant Name	SMART GLOBAL HOLDINGS, INC.
Entity Central Index Key	0001616533